Foresters Life Insurance and Annuity Company
40 Wall Street
New York, NY 10005

May 5, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Life Separate Account E (the “Registrant”) – Post-Effective Amendment
No. 19 to the Registration Statement on Form N-6 (File Nos. 333-123756 and 811-21742)

Ladies and Gentlemen:

On behalf of the Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), that:

(1)	The form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Registrant’s above-referenced Registration Statement on Form N-6, the most recent Post-Effective Amendment filed with the Securities and Exchange Commission (the “SEC”); and

(2)	The text of Post-Effective Amendment No. 19 was filed electronically with the SEC.

Should you have any questions regarding this letter, please contact me at (212) 858-8144.

Very truly yours,

/s/ Scott Richardson

Scott Richardson
Senior Vice President and General Counsel/Chief
Legal and Regulatory Officer

Foresters Financial Holding Company, Inc. and its
subsidiaries